MERRILL LYNCH
                                                         RETIREMENT
                                                         RESERVES
                                                         MONEY FUND

                                                         Merrill Lynch
                                                         Retirement Series Trust

                               [GRAPHIC OMITTED]

                                                STRATEGIC
                                                         Performance

                                                         Semi-Annual Report
                                                         April 30, 1999

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

DEAR SHAREHOLDER

For the six-month period ended April 30, 1999, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 4.76%* and 4.55%,* respectively. The Fund's Class I and Class II Shares had 7-day yields as of April 30, 1999 of 4.57% and 4.36%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 1999 was 78 days, compared to 75 days at October 31, 1998.

The Environment

There were some conflicting signals regarding the future direction of the US economy during the six months ended April 30, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth is not occurring at inflationary rates, although the Organization for Petroleum Exporting Countries successfully engineered an increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board kept monetary policy on hold. Outside of the United States, signs of growth are less apparent in other major industrial economies. Although the crisis in Yugoslavia has raised serious geopolitical concerns, it was not a significant factor in the economic or investment outlook. In Japan, there are not yet clear signs that Japan's economy is improving, and the emerging economies remain tentative.

In the US capital markets, long-term interest rates stabilized somewhat by April 30, 1999 after rising thus far in 1999. Spreads between yields on Treasury securities and corporate issues of similar maturities have narrowed somewhat. However, the major news in the US capital markets was again in the stock market. As the US stock market reached new highs, the advance broadened beyond relatively few large-capitalization technology stocks to the previously languishing cyclical sectors.

For the six-month period ended April 30, 1999, we held a modestly constructive view on the market. On the heels of the Federal Reserve Board's three successive moves to lower interest rates by a total of 75 basis points (0.75%), we reduced Merrill Lynch Retirement Reserves Money Fund's holdings in US Treasury securities and Government agency issues in deference to other high-quality money market instruments.

The Fund's portfolio composition at the end of the April period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                           4/30/99      10/31/98
--------------------------------------------------------------------------------
Bank Notes ......................................            9.0%          7.7%
Certificates of Deposit .........................            0.8           1.5
Certificates of Deposit--European ...............            1.0           1.7
Certificates of Deposit--Yankee .................           11.9           6.6
Commercial Paper ................................           50.2          43.6
Corporate Notes .................................           13.0          12.9
Funding Agreements ..............................            0.9           0.7
Master Notes ....................................            1.0           1.1
Time Deposits ...................................            0.1            --
US Government, Agency &
   Instrumentality Obligations--
   Discount Notes ...............................            1.8          12.9
US Government, Agency &
   Instrumentality Obligations--
   Non-Discount Notes ...........................           13.4          12.0
Liabilities in Excess of Other Assets ...........           (3.1)         (0.7)
                                                           -----         -----
Total ...........................................          100.0%        100.0%
                                                           =====         =====
--------------------------------------------------------------------------------

*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ John Ng

John Ng
Vice President and Portfolio Manager

June 10, 1999

--------------------------------------------------------------------------------
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Retirement Reserves Money Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                           Face      Interest     Maturity             Value
Issue                     Amount       Rate*        Date             (Note 1a)
-----------------------------------------------------------------------------
Bank Notes--9.0%
-----------------------------------------------------------------------------
American Express        $ 25,000       4.95+ %     4/25/00           $ 25,000
Centurion Bank            50,000       4.95+       4/27/00             50,000
                          75,000       4.95+       5/05/00             75,000
-----------------------------------------------------------------------------
Comerica Bank            100,000       4.926+     11/23/99             99,978
-----------------------------------------------------------------------------
FCC National Bank         78,000       4.81+       5/12/99             77,998
                          22,000       4.90+       3/23/00             21,990
-----------------------------------------------------------------------------
First National Bank       62,000       4.93        7/06/99             61,998
of Chicago
-----------------------------------------------------------------------------
First Tennessee           22,500       4.89+       6/09/99             22,498
Bank NA
-----------------------------------------------------------------------------
First Union National      44,000       4.94+       8/30/99             44,000
Bank                     145,000       4.94+       9/01/99            145,000
                          50,000       5.02+      11/16/99             50,010
                          50,000       5.30        3/01/00             50,059
-----------------------------------------------------------------------------
Fleet National           150,000       4.80+       5/11/99            149,997
Bank
-----------------------------------------------------------------------------
Harris Trust &            50,000       4.91+       4/06/00             49,982
Savings
-----------------------------------------------------------------------------
KeyBank NA                31,000       5.01+       5/05/99             31,000
-----------------------------------------------------------------------------
LaSalle National          25,000       5.11        4/24/00             24,980
Bank
-----------------------------------------------------------------------------
National City Bank,       50,000       4.888+      3/29/00             49,972
Ohio
-----------------------------------------------------------------------------
NationsBank NA            95,000       4.83+       8/24/99             94,988
                         200,000       4.92+       3/16/00            199,948
-----------------------------------------------------------------------------
Old Kent Bank             22,300       4.81+       6/30/99             22,298
-----------------------------------------------------------------------------
Total Bank Notes (Cost--$1,346,637) ...........................     1,346,696
-----------------------------------------------------------------------------
Certificates of Deposit--0.8%
-----------------------------------------------------------------------------
Chase Manhattan           50,000       5.73        5/12/99             49,999
Bank
-----------------------------------------------------------------------------
Chase Manhattan           75,000       5.18        3/15/00             74,946
Bank USA, NA
-----------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$124,954) ................       124,945
-----------------------------------------------------------------------------
Certificates of Deposit--European--1.0%
-----------------------------------------------------------------------------
Abbey National            72,000       5.00+      10/29/99             71,976
Treasury Services         72,000       4.969+     11/01/99             72,000
PLC, London
-----------------------------------------------------------------------------
Total Certificates of Deposit--
European (Cost--$144,000) .....................................       143,976
-----------------------------------------------------------------------------
Certificates of Deposit--Yankee--11.9%
-----------------------------------------------------------------------------
Bank Austria AG, NY       50,000       5.12        4/07/00             49,947
-----------------------------------------------------------------------------
Bank of Montreal,         20,000       5.69        6/15/99             20,014
Chicago                   20,000       4.82+       7/15/99             19,998
                          50,000       4.88+       7/22/99             49,993
-----------------------------------------------------------------------------
Barclays Bank             67,000       4.78+       6/01/99             66,995
PLC, NY                   50,000       4.802+      6/02/99             49,996
                         100,000       4.89+       3/15/00             99,948
-----------------------------------------------------------------------------
Bayerische               100,000       5.15        3/23/00             99,931
Hypo-und-                 50,000       5.15        4/28/00             49,966
Vereinsbank AG, NY
-----------------------------------------------------------------------------
Canadian Imperial         25,000       5.71        6/21/99             25,020
Bank of Commerce,         25,000       5.27        3/03/00             25,005
NY
-----------------------------------------------------------------------------
Commerzbank AG,          100,000       5.085       2/17/00             99,884
NY                       100,000       5.16        4/07/00             99,930
-----------------------------------------------------------------------------
Credit Agricole           20,000       5.16        4/03/00             19,985
Indosuez, NY
-----------------------------------------------------------------------------
Credit Suisse First       44,000       4.94+       5/12/99             44,000
Boston, NY
-----------------------------------------------------------------------------
Deutsche Bank             50,000       4.905+      4/10/00             49,979
AG, NY
-----------------------------------------------------------------------------
Rabobank Nederland       100,000       5.71        5/21/99            100,031
NV, NY                    25,000       5.32        3/03/00             25,015
-----------------------------------------------------------------------------
Royal Bank of             50,000       4.812+      8/06/99             49,991
Canada, NY
-----------------------------------------------------------------------------
Societe Generale, NY     100,000       5.18        2/28/00             99,961
                          25,000       5.22        2/28/00             24,999
                          50,000       5.29        3/03/00             50,019
                          50,000       5.13        4/07/00             49,951
                          75,000       4.89+       4/14/00             74,763
-----------------------------------------------------------------------------
Svenska                   50,000       5.195       2/28/00             49,987
Handelsbanken AB,
NY
-----------------------------------------------------------------------------
Toronto Dominion          50,000       5.74        6/09/99             49,994
Bank, NY                 120,000       4.799+      8/13/99            119,974
                          30,000       5.15        4/20/00             29,978
-----------------------------------------------------------------------------
UBS AG, Stamford          25,000       5.20        2/29/00             24,994
                          75,000       5.25        3/10/00             75,007
-----------------------------------------------------------------------------
Westdeutsche              75,000       4.88        5/06/99             74,999
Landesbank
Girozentrale, NY
-----------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$1,770,477) ............................................     1,770,254
-----------------------------------------------------------------------------
Commercial Paper--50.2%
-----------------------------------------------------------------------------
ANZ (Delaware) Inc.       50,000       4.82        7/09/99             49,530
-----------------------------------------------------------------------------
American Express          90,946       4.78        5/20/99             90,699
Credit Corp.
-----------------------------------------------------------------------------
Amsterdam Funding         24,982       4.85        6/02/99             24,871
Corp.                     17,849       4.85        6/23/99             17,719
                          24,871       4.86        7/07/99             24,644
                          20,000       4.82        7/14/99             19,799
-----------------------------------------------------------------------------
Apreco, Inc.               7,678       4.83        5/14/99              7,663
                          27,322       4.86        6/15/99             27,152
                          15,000       4.85        6/17/99             14,903
                          50,000       4.85        6/22/99             49,641
-----------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in thousands)

                           Face      Interest     Maturity             Value
Issue                     Amount       Rate*        Date             (Note 1a)
-----------------------------------------------------------------------------
Commercial Paper (continued)
-----------------------------------------------------------------------------
Asset Securitization    $ 50,000       4.85  %     5/24/99           $ 49,838
Cooperative Corp.        100,000       4.85        5/25/99             99,663
                         120,000       4.85        5/26/99            119,577
-----------------------------------------------------------------------------
Associates                27,000       4.82        5/13/99             26,952
First Capital BV          50,000       4.82        7/22/99             49,443
                          15,000       4.83        8/16/99             14,783
-----------------------------------------------------------------------------
Associates First          50,000       4.84        6/21/99             49,648
Capital Corp.            100,000       4.84        6/22/99             99,283
-----------------------------------------------------------------------------
Atlantis One              43,978       4.81        5/07/99             43,936
Funding Corp.             23,873       4.81        5/10/99             23,841
                          23,000       4.82        5/12/99             22,963
                          74,026       4.82        5/13/99             73,896
                          38,029       4.83        7/15/99             37,641
                          10,302       4.85        7/28/99             10,179
                          37,285       4.83        8/13/99             36,761
                          11,971       4.85        8/20/99             11,791
                          15,000       4.82        9/15/99             14,723
                          18,383       4.82        9/23/99             18,024
                          54,153       4.82        9/24/99             53,087
-----------------------------------------------------------------------------
BBL North America         50,000       4.83        7/12/99             49,510
Funding Corp.
-----------------------------------------------------------------------------
BankAmerica Corp.        100,000       4.81        7/09/99             99,061
-----------------------------------------------------------------------------
Bank of America, FSB      50,000       4.80        6/08/99             49,738
-----------------------------------------------------------------------------
Bear Stearns              50,000       4.85        7/07/99             49,544
Companies, Inc.
-----------------------------------------------------------------------------
CSW Credit Inc.           20,000       4.84        6/02/99             19,911
-----------------------------------------------------------------------------
CXC Incorporated         100,000       4.82        5/04/99             99,946
                          15,000       4.87        5/06/99             14,988
                          50,000       4.80        5/07/99             49,952
                          50,000       4.85        5/25/99             49,830
                          25,000       4.83        6/17/99             24,838
-----------------------------------------------------------------------------
Centric Capital Corp.     30,000       4.86        5/05/99             29,980
                          20,900       5.02        5/12/99             20,866
                          30,000       4.87        5/14/99             29,943
                          10,000       4.83        5/19/99              9,975
                          26,666       4.84        6/04/99             26,540
                          12,250       4.85        6/10/99             12,182
                           7,000       4.85        6/18/99              6,954
                           5,800       5.00        6/22/99              5,758
                           4,833       5.00        6/28/99              4,794
                           9,375       4.84        6/30/99              9,298
                          11,917       4.84        7/06/99             11,810
                          18,000       4.86        7/12/99             17,824
                           7,733       4.86        9/22/99              7,583
                          16,666       4.85        9/27/99             16,331
                          41,061       4.85        9/30/99             40,220
                          10,000       4.82       10/20/99              9,768
                          10,000       4.81       10/21/99              9,767
-----------------------------------------------------------------------------
China Merchants           56,000       4.90        6/02/99             55,752
(Cayman) Inc.,
Series B
-----------------------------------------------------------------------------
Clipper Receivables       50,421       4.85        5/19/99             50,291
Corp.                     29,579       4.85        6/18/99             29,383
-----------------------------------------------------------------------------
Concord Minutemen         71,629       4.85        5/21/99             71,425
Capital Co. LLC           28,000       4.87        6/21/99             27,803
                          40,000       4.83        9/20/99             39,234
-----------------------------------------------------------------------------
Corporate Asset           50,000       4.85        5/03/99             49,980
Funding Co. Inc.          13,000       4.85        5/07/99             12,988
                          43,000       4.84        5/12/99             42,930
                          38,450       4.85        5/14/99             38,377
                          75,000       4.85        5/20/99             74,798
                          22,550       4.84        6/02/99             22,450
                          50,000       4.85        6/04/99             49,765
                          58,000       4.84        6/08/99             57,696
                          75,000       4.85        6/10/99             74,587
                          50,000       4.84        6/18/99             49,669
-----------------------------------------------------------------------------
Corporate                 75,000       4.82        5/06/99             74,939
Receivables Corp.         10,000       4.86        5/21/99              9,972
                          50,000       4.85        6/03/99             49,771
                          15,000       4.85        6/04/99             14,929
                          75,000       4.84        7/08/99             74,306
-----------------------------------------------------------------------------
Countrywide Home          25,000       4.88        5/21/99             24,929
Loans, Inc.
-----------------------------------------------------------------------------
Daimler Chrysler         100,000       4.855       6/24/99             99,256
North America            100,000       4.855       6/25/99             99,242
Holdings Corp.            75,000       4.83        7/20/99             74,185
                          50,000       4.83        8/11/99             49,310
                          50,000       4.83        8/12/99             49,304
                          25,000       4.83        8/16/99             24,639
                          32,000       4.83        8/23/99             31,507
-----------------------------------------------------------------------------
Delaware Funding          54,305       4.87        5/07/99             54,254
Corp.                     20,973       4.87        5/11/99             20,942
                          25,859       4.85        6/25/99             25,663
-----------------------------------------------------------------------------
Den Norske                25,000       4.85        6/23/99             24,817
Bank ASA
-----------------------------------------------------------------------------
Edison Asset              24,854       4.80        5/03/99             24,844
Securitization, LLC       50,000       4.82        5/07/99             49,953
                          85,530       4.87        5/27/99             85,217
                          52,085       4.85        6/09/99             51,805
                          40,473       4.85        6/11/99             40,244
                          58,951       4.82        9/09/99             57,909
                          27,213       4.84        9/13/99             26,717
                          21,165       4.86        9/29/99             20,734
-----------------------------------------------------------------------------
Eureka Securitization     50,000       4.82        5/04/99             49,973
Inc.                      50,000       4.81        5/13/99             49,912
                          50,000       4.86        5/21/99             49,858
-----------------------------------------------------------------------------
Falcon Asset              35,000       4.88        5/14/99             34,934
Securitization Corp.     118,885       4.83        5/17/99            118,614
                          50,000       4.83        5/19/99             49,873
                          10,100       4.82        5/26/99             10,065
-----------------------------------------------------------------------------
Finova Capital Corp.       5,000       4.90        6/17/99              4,968
                          25,000       4.91        9/29/99             24,491
                          33,400       4.90       10/07/99             32,684
                          11,600       4.87       10/25/99             11,324
-----------------------------------------------------------------------------
Formosa Plastics          25,000       4.86        6/14/99             24,849
Corporation, USA,
Series B
-----------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in thousands)

                           Face      Interest     Maturity             Value
Issue                     Amount       Rate*        Date             (Note 1a)
-----------------------------------------------------------------------------
Commercial Paper (continued)
-----------------------------------------------------------------------------
General Electric        $200,000       4.80  %     5/11/99          $ 199,702
Capital Corp.
-----------------------------------------------------------------------------
Grand Funding Corp.       36,350       4.83        5/05/99             36,325
                          75,000       4.87        5/19/99             74,807
                          14,282       4.83        5/21/99             14,242
                          25,972       4.83        6/03/99             25,854
                           5,168       4.82        7/13/99              5,117
                          33,482       4.83        7/14/99             33,145
                           9,746       4.83        7/22/99              9,637
-----------------------------------------------------------------------------
Greenwich Funding         27,784       4.81        5/03/99             27,773
Corp.                     10,165       4.82        7/07/99             10,072
-----------------------------------------------------------------------------
InterPeru Funding         14,000       4.87        9/24/99             13,724
Limited                   10,000       4.84       10/04/99              9,790
-----------------------------------------------------------------------------
Internationale            26,500       4.82        9/10/99             26,028
Nederlanden (US)
Funding Corp.
-----------------------------------------------------------------------------
International             25,275       4.84        5/11/99             25,238
Securitization Corp.      70,000       4.86        5/13/99             69,877
                          36,045       4.82        5/25/99             35,924
                          10,895       4.85        6/23/99             10,815
                          41,081       4.82        8/02/99             40,564
                          51,180       4.82       10/22/99             49,981
-----------------------------------------------------------------------------
Knight-Ridder, Inc.       25,000       4.83        7/27/99             24,705
-----------------------------------------------------------------------------
Lehman Brothers           40,000       5.04        6/07/99             39,796
Holdings Inc.
-----------------------------------------------------------------------------
Lexington Parker          20,494       4.86        5/20/99             20,438
Capital Company,          35,137       4.85        6/03/99             34,976
LLC                       36,905       4.83        6/04/99             36,732
                          47,581       4.83        7/08/99             47,141
                          53,514       4.87        7/09/99             53,011
                          36,863       4.82        7/14/99             36,492
                          19,506       4.82       10/07/99             19,088
-----------------------------------------------------------------------------
Minmetals Capitals &      50,000       4.82        7/22/99             49,443
Securities Inc.
-----------------------------------------------------------------------------
Mont Blanc Capital        16,161       4.88        5/13/99             16,133
Corp.                     15,730       4.87        5/19/99             15,690
                          59,000       4.87        5/20/99             58,840
                          50,000       4.87        5/24/99             49,838
                           9,109       4.87        6/04/99              9,066
-----------------------------------------------------------------------------
Monte Rosa Capital        19,985       4.88        5/03/99             19,977
Corporation               32,000       4.89        5/14/99             31,939
                          38,000       4.87        5/26/99             37,866
                          60,000       4.87        5/27/99             59,780
-----------------------------------------------------------------------------
Morgan Stanley,          125,000       4.85        5/19/99            124,678
Dean Witter & Co.
-----------------------------------------------------------------------------
New Center Asset          50,000       4.85        6/18/99             49,669
Trust                     50,000       4.84        6/21/99             49,648
                         100,000       4.82        7/22/99             98,886
-----------------------------------------------------------------------------
Newell Rubbermaid         25,000       4.87        5/27/99             24,909
Inc.
-----------------------------------------------------------------------------
Nordbanken                50,000       4.82        7/16/99             49,483
North America
Inc.
-----------------------------------------------------------------------------
Old Line Funding          75,000       4.82        6/07/99             74,618
Corp.
-----------------------------------------------------------------------------
Park Avenue               27,955       4.90        5/03/99             27,944
Receivables Corp.         40,000       4.85        5/05/99             39,973
                          40,000       4.87        5/10/99             39,946
                          42,045       4.85        5/14/99             41,966
-----------------------------------------------------------------------------
Preferred                 42,250       4.86        5/04/99             42,227
Receivables               13,505       4.85        6/07/99             13,436
Funding Corp.
-----------------------------------------------------------------------------
Repeat Offering           24,195       4.84        7/22/99             23,926
Securitization Entity
Funding Inc.
-----------------------------------------------------------------------------
Republic Industries       18,000       4.88        5/05/99             17,988
Funding Corp.             50,000       4.84        6/16/99             49,684
-----------------------------------------------------------------------------
Rio Tinto Ltd.            37,500       4.84        5/21/99             37,393
-----------------------------------------------------------------------------
Riverwoods Funding        50,000       4.82        5/04/99             49,973
Corp.                     50,000       4.82        5/05/99             49,966
-----------------------------------------------------------------------------
Salomon, Smith           109,600       4.86        5/06/99            109,511
Barney Holdings, Inc.     40,400       4.82        7/16/99             39,983
-----------------------------------------------------------------------------
Sears Roebuck             50,000       4.85        6/07/99             49,745
Acceptance Corp.          50,000       4.85        6/08/99             49,738
-----------------------------------------------------------------------------
Thames Asset Global       39,241       4.86        6/16/99             38,992
Securitization            47,469       4.87        6/30/99             47,081
                          13,290       4.84        7/06/99             13,171
-----------------------------------------------------------------------------
Three Rivers Funding      20,251       4.86        5/25/99             20,182
Corp.
-----------------------------------------------------------------------------
Tulip Funding Corp.       50,000       4.83        7/14/99             49,497
-----------------------------------------------------------------------------
Unifunding, Inc.          75,000       4.82        7/21/99             74,175
-----------------------------------------------------------------------------
Variable Funding          26,000       4.87        5/10/99             25,965
Capital Corp.             22,500       4.83        5/17/99             22,449
                          17,983       4.83        5/20/99             17,935
                          64,000       4.85        6/10/99             63,647
                          25,000       4.83        7/07/99             24,772
                          25,000       4.83        7/08/99             24,769
-----------------------------------------------------------------------------
Vattenfall Treasury,      50,000       4.84        6/16/99             49,682
Inc.                      25,000       4.82       10/28/99             24,394
-----------------------------------------------------------------------------
WCP Funding Inc.          25,000       4.87        5/04/99             24,986
                          50,000       4.85        6/03/99             49,771
-----------------------------------------------------------------------------
Windmill Funding          20,000       4.81        5/04/99             19,989
Corp.                     25,000       4.84        5/10/99             24,966
-----------------------------------------------------------------------------
Total Commercial Paper
(Cost--$7,478,888) ............................................     7,478,901
-----------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in thousands)

                           Face      Interest     Maturity             Value
Issue                     Amount       Rate*        Date             (Note 1a)
-----------------------------------------------------------------------------
Corporate Notes--13.0%
-----------------------------------------------------------------------------
Abbey National          $ 50,000       4.79+ %     7/20/99          $  49,991
Treasury Services         22,000       4.85+       7/20/99             21,990
PLC                       75,000       4.85+       8/17/99             74,969
                         150,000       4.86+       8/17/99            149,965
-----------------------------------------------------------------------------
CIT Group Holdings,       50,000       4.80+       5/24/99             49,998
Inc. (The)                50,000       4.79+       6/28/99             49,994
                         100,000       4.89+       3/27/00             99,946
-----------------------------------------------------------------------------
Caterpillar Financial     10,000       6.49       10/15/99             10,059
Services Corp.
-----------------------------------------------------------------------------
Ford Motor Credit         70,000       4.95+       5/05/00             70,000
Company                  150,000       4.95+       5/23/00            150,000
-----------------------------------------------------------------------------
General Electric          38,000       4.82+       6/03/99             37,998
Capital Corp.             20,000       4.898+      6/03/99             19,999
                          30,000       5.028+      9/03/99             30,003
                          45,000       4.95+       4/12/00             45,002
                          31,000       4.945+      5/03/00             31,000
-----------------------------------------------------------------------------
General Motors            23,000       5.074+      6/04/99             23,002
Acceptance Corp.         100,000       4.89+       7/06/99             99,987
                          38,000       4.914+      8/26/99             37,991
                          25,000       4.94+       1/20/00             24,985
                          79,000       4.949+      2/03/00             78,990
                          48,500       5.17+      12/01/00             48,490
                          33,000       5.034+      2/27/01             32,996
-----------------------------------------------------------------------------
Goldman Sachs             27,000       5.08+       5/12/00             26,995
Group, L.P.
-----------------------------------------------------------------------------
Household Finance         35,000       4.95+       9/13/99             34,997
Corp.
-----------------------------------------------------------------------------
LINCS, Series 1998-2      50,000       4.946+      3/01/00             50,000
-----------------------------------------------------------------------------
Liberty Lighthouse       140,000       4.98+      10/08/99            140,004
US Capital Co. LLC
-----------------------------------------------------------------------------
National Rural            74,000       4.92+       9/21/99             73,993
Utilities Cooperative
Finance Corp.
-----------------------------------------------------------------------------
Pepsico, Inc.            100,000       4.81+       8/19/99             99,947
-----------------------------------------------------------------------------
Restructured Asset        69,600       5.031+      1/21/00             69,600
Securities with
Enhanced Returns,
Series 1998-MM-
7-1-Trust
-----------------------------------------------------------------------------
Restructured Asset        53,500       4.919+      8/13/99             53,500
Securities with
Enhanced Returns,
Series 1998-MM-
12-3-Trust
-----------------------------------------------------------------------------
U.S. Bancorp              49,000       4.798+      6/22/99             48,995
                          10,000       4.798+      7/21/99              9,998
-----------------------------------------------------------------------------
Wells Fargo & Co.         20,000       4.88+       4/26/00             19,988
-----------------------------------------------------------------------------
Xerox Capital             30,000       4.89+       8/20/99             29,994
(Europe) Plc
-----------------------------------------------------------------------------
Xerox Credit Corp.        46,000       4.87+       4/06/00             45,966
-----------------------------------------------------------------------------
Total Corporate Notes
(Cost--$1,941,384) ............................................     1,941,332
-----------------------------------------------------------------------------
Funding Agreements--0.9%
-----------------------------------------------------------------------------
Hartford Life             50,000       4.969+     11/30/99             50,000
Insurance Company
-----------------------------------------------------------------------------
Jackson National          50,000       4.959+      5/03/99             50,000
Life Insurance Co.
-----------------------------------------------------------------------------
John Hancock Mutual       22,000       4.979+      7/30/99             22,000
Life Insurance Co.
-----------------------------------------------------------------------------
Travelers Insurance       20,000       4.969+      2/01/00             20,000
Company (The)
-----------------------------------------------------------------------------
Total Funding Agreements
(Cost--$142,000) ..............................................       142,000
-----------------------------------------------------------------------------
Master Notes--1.0%
-----------------------------------------------------------------------------
Goldman Sachs            125,000       4.939+     10/15/99            125,000
Group, L.P.               25,000       4.939+     11/18/99             25,000
-----------------------------------------------------------------------------
Total Master Notes
(Cost--$150,000) ..............................................       150,000
-----------------------------------------------------------------------------
Time Deposits--0.1%
-----------------------------------------------------------------------------
Chase Manhattan           19,362       5.00        5/03/99             19,362
Bank NA (Cayman)
-----------------------------------------------------------------------------
Total Time Deposits
(Cost--$19,362) ...............................................        19,362
-----------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Discount--1.8%
-----------------------------------------------------------------------------
Federal Farm Credit       20,000       4.58        7/09/99             19,816
Banks                     25,000       5.10        8/31/99             24,597
-----------------------------------------------------------------------------
Federal National          15,000       5.26        6/01/99             14,936
Mortgage Association      33,548       5.26        6/04/99             33,392
                          13,000       4.63        6/15/99             12,921
                           8,195       5.05        8/20/99              8,075
                          47,000       5.15        8/20/99             46,310
                          75,000       5.05        8/24/99             73,859
-----------------------------------------------------------------------------
US Treasury Bills         32,300       3.82       10/14/99             31,639
-----------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$265,408) ........................       265,545
-----------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Non-Discount--13.4%
-----------------------------------------------------------------------------
Federal Farm              12,250       6.36        7/26/99             12,289
Credit Banks
-----------------------------------------------------------------------------
Federal Home              15,000       5.718       5/06/99             15,003
Loan Banks                10,000       6.60        6/21/99             10,026

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in thousands)

                           Face      Interest     Maturity             Value
Issue                     Amount       Rate*        Date             (Note 1a)
-----------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Non-Discount (continued)
-----------------------------------------------------------------------------
Federal Home            $ 20,000       6.08  %     6/30/99           $ 20,036
Loan Banks                65,000       4.987+      9/02/99             64,989
(concluded)               50,000       4.83+      11/09/99             49,982
                          81,500       4.83+      11/12/99             81,474
                         177,000       4.935       1/19/00            176,805
                          60,000       4.875       1/21/00             59,922
                          75,000       4.967+      4/24/00             74,972
                          60,000       4.997+      4/28/00             59,976
                           6,500       4.905      11/20/00              6,471
                          13,050       5.33        3/20/01             13,046
-----------------------------------------------------------------------------
Federal Home              30,000       5.05       11/17/00             29,895
Loan Mortgage             25,000       5.13       11/24/00             24,935
Corporation               52,000       5.18       11/24/00             51,902
                          17,525       5.25        1/19/01             17,488
                          40,000       5.15        1/26/01             39,862
                          20,000       5.18        2/09/01             19,935
                          20,000       5.53        3/09/01             20,018
-----------------------------------------------------------------------------
Federal National          50,000       4.98        5/12/99             49,999
Mortgage                  60,000       4.585+      7/14/99             59,979
Association              100,000       4.857+      7/15/99             99,990
                         100,000       4.751+      7/30/99             99,979
                          50,000       4.922+      8/19/99             49,989
                          75,000       5.08        9/24/99             75,030
-----------------------------------------------------------------------------
Federal National          78,000       4.957+     10/27/99             77,982
Mortgage                  50,620       4.89       10/13/00             50,387
Association               50,000       5.07       12/14/00             49,815
(concluded)               23,500       5.21        1/26/01             23,437
                          20,000       5.48        5/03/01             20,000
-----------------------------------------------------------------------------
Student Loan             200,000       4.762+     12/03/99            199,923
Marketing                 50,000       4.857+      1/12/00             49,993
Association               46,000       4.791+      2/04/00             45,992
                          50,000       5.107+      2/14/00             49,973
                          50,000       4.75       12/11/00             49,630
                           7,415       5.46        3/30/01              7,417
-----------------------------------------------------------------------------
US Treasury Notes         25,000       7.125       9/30/99             25,105
                          25,000       4.625      11/30/00             23,881
                          30,000       4.625      12/31/00             29,841
                          10,000       5.00        4/30/01             10,009
-----------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Non-Discount
(Cost--$2,000,367) ............................................     1,997,377
-----------------------------------------------------------------------------
Total Investments (Cost--$15,383,477)--103.1% .................    15,380,388

Liabilities in Excess of Other Assets--(3.1%) .................      (469,133)
                                                                  -----------
Net Assets--100.0% ............................................   $14,911,255
                                                                  ===========
-----------------------------------------------------------------------------

* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis, the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at April 30, 1999.

+     Floating Rate Notes.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 1999

Assets:              Investments, at value (identified cost--$15,383,476,590*) (Note 1a)                         $15,380,388,114
                     Cash.....................................................................                         1,220,430
                     Receivables:
                       Interest...............................................................  $  61,592,121
                       Beneficial interest sold...............................................        597,869         62,189,990
                                                                                                -------------
                     Prepaid registration fees and other assets (Note 1e).....................                           587,755
                                                                                                                 ---------------
                     Total assets.............................................................                    15,444,386,289
                                                                                                                 ---------------
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Securities purchased...................................................    286,000,951
                       Beneficial interest redeemed...........................................    237,444,535
                       Investment adviser (Note 2)............................................      4,278,991
                       Distributor (Note 2)...................................................        153,655        527,878,132
                                                                                                -------------
                     Accrued expenses and other liabilities...................................                         5,252,837
                                                                                                                 ---------------
                     Total liabilities........................................................                       533,130,969
                                                                                                                 ---------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets...............................................................                   $14,911,255,320
                                                                                                                 ===============
--------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class I shares of beneficial interest, $0.10 par value, unlimited number
Consist of:          of shares authorized.....................................................                   $ 1,393,825,930
                     Class II shares of beneficial interest, $0.10 par value, unlimited number
                     of shares authorized.....................................................                        97,608,450
                     Paid-in capital in excess of par.........................................                    13,422,909,416
                     Unrealized depreciation on investments--net..............................                        (3,088,476)
                                                                                                                 ---------------
                     Net assets...............................................................                   $14,911,255,320
                                                                                                                 ===============
--------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class I--Based on net assets of $13,935,359,113 and 13,938,259,299
Value:               shares outstanding.......................................................                   $          1.00
                                                                                                                 ===============
                     Class II--Based on net assets of $975,896,207 and 976,084,496
                     shares outstanding.......................................................                   $          1.00
                                                                                                                 ===============
--------------------------------------------------------------------------------------------------------------------------------

          * Cost for Federal income tax purposes. As of April 30, 1999, net unrealized depreciation for Federal income tax purposes amounted to $3,088,476, of which $788,530 related to appreciated securities and $3,877,006 related to depreciated securities.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

Statement of Operations

                                                                                                         For the Six Months Ended
                                                                                                                   April 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned...............                       $  373,818,056
(Note 1d):
---------------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2)......................................     $   25,191,334
                     Transfer agent fees--Class I (Note 2)..................................          7,908,940
                     Registration fees (Note 1e)............................................          1,221,274
                     Distribution fees--Class II (Note 2)...................................            534,845
                     Printing and shareholder reports.......................................            334,048
                     Accounting services (Note 2)...........................................            332,436
                     Transfer agent fees--Class II (Note 2).................................            309,440
                     Custodian fees.........................................................            277,324
                     Professional fees......................................................             80,417
                     Interest expense.......................................................             72,429
                     Trustees' fees and expenses............................................             36,301
                     Other..................................................................             69,207
                                                                                                 --------------
                     Total expenses.........................................................                           36,367,995
                                                                                                                   --------------
                     Investment income--net.................................................                          337,450,061
                                                                                                                   --------------
---------------------------------------------------------------------------------------------------------------------------------
Realized &           Realized loss on investments--net......................................                              (29,872)
Unrealized Loss      Change in unrealized appreciation/depreciation on investments--net.....                           (7,476,968)
On Investments--                                                                                                   --------------
Net (Note 1d):       Net Increase in Net Assets Resulting from Operations...................                       $  329,943,221
                                                                                                                   ==============
---------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

Statements of Changes in Net Assets

                                                                                                   For the Six          For the
                                                                                                  Months Ended        Year Ended
Increase (Decrease) in Net Assets:                                                               April 30, 1999      Oct. 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net..................................................  $    337,450,061    $    615,417,170
                     Realized gain (loss) on investments--net................................           (29,872)          1,292,223
                     Change in unrealized appreciation/depreciation on investments--net .....        (7,476,968)          3,920,495
                                                                                               ----------------    ----------------
                     Net increase in net assets resulting from operations....................       329,943,221         620,629,888
                                                                                               ----------------    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class I...............................................................      (325,488,506)       (615,358,911)
Shareholders           Class II*.............................................................       (11,931,683)            (58,259)
(Note 1f):           Realized gain on investments--net:
                       Class I...............................................................                --          (1,292,074)
                       Class II*.............................................................                --                (149)
                                                                                               ----------------    ----------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders...........................................      (337,420,189)       (616,709,393)
                                                                                               ----------------    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase in net assets derived from beneficial interest
Transactions         transactions ...........................................................       944,626,025       3,279,840,626
(Note 3):                                                                                      ----------------    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase in net assets............................................       937,149,057       3,283,761,121
                     Beginning of period.....................................................    13,974,106,263      10,690,345,142
                                                                                               ----------------    ----------------
                     End of period...........................................................  $ 14,911,255,320    $ 13,974,106,263
                                                                                               ================    ================
-----------------------------------------------------------------------------------------------------------------------------------

          * Class II Shares commenced operations on October 5, 1998.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

Financial Highlights

The following per share data and ratios have been                                                  Class I
derived from information provided in the                   For the Six    --------------------------------------------------------
financial statements.                                     Months Ended                  For the Year Ended October 31,
                                                            April 30,     --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                       1999            1998           1997          1996            1995
----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning
Operating          of period ...........................  $      1.00     $      1.00    $      1.00    $      1.00    $      1.00
Performance:                                              -----------     -----------    -----------    -----------    -----------
                   Investment income--net ..............        .0236           .0517          .0512          .0509          .0540
                   Realized and unrealized gain
                   (loss) on investments--net ..........       (.0005)          .0004          .0001         (.0002)         .0015
                                                          -----------     -----------    -----------    -----------    -----------
                   Total from investment operations ....        .0231           .0521          .0513          .0507          .0555
                                                          -----------     -----------    -----------    -----------    -----------
                   Less dividends and distributions:
                     Investment income--net ............       (.0236)         (.0517)        (.0512)        (.0509)        (.0540)
                     Realized gain on investments--net .           --          (.0001)        (.0001)        (.0001)        (.0002)
                                                          -----------     -----------    -----------    -----------    -----------
                   Total dividends and distributions ...       (.0236)         (.0518)        (.0513)        (.0510)        (.0542)
                                                          -----------     -----------    -----------    -----------    -----------
                   Net asset value, end of period ......  $      1.00     $      1.00    $      1.00    $      1.00    $      1.00
                                                          ===========     ===========    ===========    ===========    ===========
                   Total investment return .............         4.76%*          5.31%          5.35%          5.19%          5.55%
                                                          ===========     ===========    ===========    ===========    ===========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses ............................          .50%*           .55%           .54%           .56%           .59%
Net Assets:                                               ===========     ===========    ===========    ===========    ===========
                   Investment income and realized
                   gain on investments--net ............         4.73%*          5.19%          5.13%          5.07%          5.43%
                                                          ===========     ===========    ===========    ===========    ===========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period
Data:              (in thousands) ......................  $13,935,359     $13,917,721    $10,690,345    $ 9,340,229    $ 8,648,907
                                                          ===========     ===========    ===========    ===========    ===========
----------------------------------------------------------------------------------------------------------------------------------

          * Annualized.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                              Class II
                                                                                   ----------------------------
                                                                                      For the        For the
The following per share data and ratios have been derived                            Six Months       Period
from information provided in the financial statements.                                  Ended      Oct. 5, 1998+
                                                                                      April 30,     to Oct. 31,
Increase (Decrease) in Net Asset Value:                                                 1999           1998
-------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......................    $    1.00      $    1.00
Operating                                                                            ---------      ---------
Performance:         Investment income--net .....................................        .0226          .0037
                     Realized and unrealized gain (loss) on investments--net ....       (.0003)         .0010
                                                                                     ---------      ---------
                     Total from investment operations ...........................        .0223          .0047
                                                                                     ---------      ---------
                     Less dividends and distributions:
                       Investment income--net ...................................       (.0226)        (.0037)
                       Realized gain on investments--net ........................           --             --++
                                                                                     ---------      ---------
                     Total dividends and distributions ..........................       (.0226)        (.0037)
                                                                                     ---------      ---------
                     Net asset value, end of period .............................    $    1.00      $    1.00
                                                                                     =========      =========
                     Total investment return ....................................         4.55%*         5.16%*
                                                                                     =========      =========
-------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................................          .70%*          .72%*
                                                                                     =========      =========
Net Assets:          Investment income and realized gain on investments--net ....         4.46%*         4.69%*
                                                                                     =========      =========
-------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...................    $ 975,896      $  56,385
Data:                                                                                =========      =========
-------------------------------------------------------------------------------------------------------------

          * Annualized.
          + Commencement of operations.
         ++ Amount is less than $.0001 per share.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering a separate class of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares. Class I and Class II have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of variable rate securities is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distri butor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; 0.30% of average daily net assets in excess of $10 billion; and 0.29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of 0.20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, PFD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net increase in net assets derived from beneficial interest transactions was $944,626,025 and $3,279,840,626 for the six months ended April 30, 1999 and the year ended October 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Six                                           Dollar
Months Ended April 30, 1999                     Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      22,808,610,792     $ 22,808,610,792
Shares issued to
shareholders in
reinvestment of dividends ............         325,514,025          325,514,025
                                          ----------------     ----------------
Total issued .........................      23,134,124,817       23,134,124,817
Shares redeemed ......................     (23,109,183,444)     (23,109,183,444)
                                          ----------------     ----------------
Net increase .........................          24,941,373     $     24,941,373
                                          ================     ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 1998                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      42,739,661,096     $ 42,739,661,096
Shares issued to
shareholders in
reinvestment of dividends
and distributions ....................         616,611,073          616,611,073
                                          ----------------     ----------------
Total issued .........................      43,356,272,169       43,356,272,169
Shares redeemed ......................     (40,132,831,388)     (40,132,831,388)
                                          ----------------     ----------------
Net increase .........................       3,223,440,781     $  3,223,440,781
                                          ================     ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Six                                          Dollar
Months Ended April 30, 1999                     Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       3,526,965,029     $  3,526,965,029
Shares issued to
shareholders in
reinvestment of dividends ............          11,929,008           11,929,008
                                          ----------------     ----------------
Total issued .........................       3,538,894,037        3,538,894,037
Shares redeemed ......................      (2,619,209,385)      (2,619,209,385)
                                          ----------------     ----------------
Net increase .........................         919,684,652     $    919,684,652
                                          ================     ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Period
October 5, 1998+ to                                                  Dollar
October 31, 1998                                Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................          85,369,645     $     85,369,645
Shares issued to
shareholders in
reinvestment of dividends
and distributions ....................              58,435               58,435
                                          ----------------     ----------------
Total issued .........................          85,428,080           85,428,080
Shares redeemed ......................         (29,028,235)         (29,028,235)
                                          ----------------     ----------------
Net increase .........................          56,399,845     $     56,399,845
                                          ================     ================
--------------------------------------------------------------------------------

+Prior to October 5, 1998 (commencement of operations), the Fund issued 10,000 shares to MLAM for $10,000.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1999

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch Retirement Reserves Money Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011                                                          #10262--4/99

[RECYCLE LOGO] Printed on post-consumer recycled paper